Risk Management (Details) - Schedule of exposures of financial assets and liabilities impacted by IBOR reform - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Exposures Of Financial Assets And Liabilities Impacted By Ibor Reform Abstract
Loans and advances	$ 515,277	$ 609,243
Deposits
Debt instruments	36,730	38,819
Financial derivative contracts (Assets)	1,818,517	1,672,422
Financial derivative contracts (Liabilities)	$ 1,712,642	$ 1,623,725